Allowance for expected credit losses - Schedule of impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ (603,983)	£ (584,365)
Loans and advances to customers
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(461,504)	(441,907)
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(409,699)	(386,787)
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(41,406)	(43,499)
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(5,482)	(5,601)
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(4,917)	(6,020)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,201	3,453
Accumulated impairment | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,006	3,188
Accumulated impairment | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3	4
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	845	872
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	733	734
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3	4
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,158	1,284
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,076	1,159
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,039	1,110
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,038	1,108
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	159	187
Accumulated impairment | POCI £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	159	187
Accumulated impairment | POCI £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Loans and advances to banks | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Loans and advances to banks | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to customers
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,001	3,183	£ 3,693
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	729	730	885
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,076	1,159	1,462
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,037	1,107	1,133
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	159	187	£ 213
Accumulated impairment | Debt securities
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	4	4
Accumulated impairment | Debt securities | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3	3
Accumulated impairment | Debt securities | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Debt securities | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Debt securities | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	195	265
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	112	138
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	82	125
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	2
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ 0	£ 0